UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 13, 2009
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        77
Form 13F Information Table Value Total:        $251,463


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      750    12479 SH       SOLE                    12479
AT&T Inc.                      COM              00206R102      264    10613 SH       SOLE                    10613
Abbott Laboratories            COM              002824100     1744    37080 SH       SOLE                    37080
Allegheny Energy Inc           COM              017361106     7107   277060 SH       SOLE                   277060
American Express Company       COM              025816109     2113    90910 SH       SOLE                    90910
Apache Corporation             COM              037411105      874    12114 SH       SOLE                    12114
Apple Inc.                     COM              037833100     1076     7555 SH       SOLE                     7555
BP plc ADR                     COM              055622104      744    15606 SH       SOLE                    15606
Berkshire Hathaway, Inc. Cl. A COM              084670108    12330      137 SH       SOLE                      137
Berkshire Hathaway, Inc. Cl. B COM              084670207    14739     5090 SH       SOLE                     5090
Boeing Company                 COM              097023105      978    23010 SH       SOLE                    23010
Bristol-Myers Squibb Co.       COM              110122108      327    16080 SH       SOLE                    16080
Buckeye Partners, L.P.         COM              118230101     2862    66830 SH       SOLE                    66830
Burlington Northern Santa Fe C COM              12189T104     8965   121900 SH       SOLE                   121900
Canadian Natural Resources Ltd COM              136385101     3017    57470 SH       SOLE                    57470
Canadian Oil Sands Trust       COM              13642L100     1078    45410 SH       SOLE                    45410
CarMax Inc.                    COM              143130102     5890   400650 SH       SOLE                   400650
Cedar Fair Limited Partnership COM              150185106      387    35400 SH       SOLE                    35400
Chevron Corp.                  COM              166764100     5726    86424 SH       SOLE                    86424
Cisco Systems Inc.             COM              17275R102      214    11500 SH       SOLE                    11500
Coca-Cola Company              COM              191216100     1638    34141 SH       SOLE                    34141
Colgate Palmolive Co.          COM              194162103      383     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     1037    71690 SH       SOLE                    71690
ConocoPhillips                 COM              20825C104    10892   258958 SH       SOLE                   258958
Devon Energy Corporation       COM              25179M103     1576    28923 SH       SOLE                    28923
Disney (Walt) Co.              COM              254687106      213     9145 SH       SOLE                     9145
Eaton Corporation              COM              278058102     4590   102890 SH       SOLE                   102890
Exxon Mobil Corporation        COM              30231G102     4974    71155 SH       SOLE                    71155
Forest Laboratories, Inc.      COM              345838106     4823   192060 SH       SOLE                   192060
General Electric Co.           COM              369604103     4733   403878 SH       SOLE                   403878
Home Depot, Inc.               COM              437076102      486    20550 SH       SOLE                    20550
IBM Corporation                COM              459200101     1386    13278 SH       SOLE                    13278
ISHARES Trust MSCI Emerging Mr COM              464287234     8522   264415 SH       SOLE                   264415
Illinois Tool Works Inc.       COM              452308109      227     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      165    10000 SH       SOLE                    10000
Jacobs Engineering Group, Inc. COM              469814107      248     5900 SH       SOLE                     5900
Johnson & Johnson              COM              478160104    10365   182481 SH       SOLE                   182481
Kinder Morgan Energy Partners, COM              494550106      332     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     8352   329604 SH       SOLE                   329604
Laboratory Corp. of America Ho COM              50540R409     4222    62287 SH       SOLE                    62287
Leucadia National Corp.        COM              527288104     1021    48400 SH       SOLE                    48400
Loews Corp.                    COM              540424108      247     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      257    13250 SH       SOLE                    13250
M & T Bank Corp.               COM              55261F104      736    14450 SH       SOLE                    14450
MS Frontier Emerging Mkts Fd I COM              61757p101      127    11600 SH       SOLE                    11600
MSCI EAFE Index Fund           COM              464287465     1140    24894 SH       SOLE                    24894
McCormick & Co., Inc. Non-Voti COM              579780206      260     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      766    13318 SH       SOLE                    13318
McGraw Hill Companies          COM              580645109      361    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      401    11500 SH       SOLE                    11500
Microsoft Corporation          COM              594918104     2486   104584 SH       SOLE                   104584
Midcap SPDRS                   COM              595635103      261     2480 SH       SOLE                     2480
Mohawk Industries Inc.         COM              608190104      310     8700 SH       SOLE                     8700
Pepsico, Inc.                  COM              713448108     1486    27038 SH       SOLE                    27038
Pfizer Inc.                    COM              717081103     6854   456955 SH       SOLE                   456955
Praxair Inc.                   COM              74005P104      493     6940 SH       SOLE                     6940
Procter & Gamble Company       COM              742718109     5014    98118 SH       SOLE                    98118
Progressive Corporation        COM              743315103      516    34132 SH       SOLE                    34132
Rayonier, Inc.                 COM              754907103      617    16985 SH       SOLE                    16985
Royal Dutch Shell PLC ADR      COM              780259206      642    12790 SH       SOLE                    12790
S&P Depository Receipts        COM              78462F103    27451   298547 SH       SOLE                   298547
SPDR Barclay Intl Treasury Bon COM              78464A516      262     4800 SH       SOLE                     4800
SPDR Gold Trust                COM              78463V107      235     2580 SH       SOLE                     2580
Schlumberger Ltd.              COM              806857108     6361   117550 SH       SOLE                   117550
Technology Select Sector SPDR  COM              81369Y803      712    39100 SH       SOLE                    39100
The St. Joe Company            COM              790148100     2434    91900 SH       SOLE                    91900
US Bancorp                     COM              902973304     4754   265313 SH       SOLE                   265313
Unitedhealth Group Inc.        COM              91324P102     5992   239873 SH       SOLE                   239873
Vanguard Emerging Markets ETF  COM              922042858      348    10935 SH       SOLE                    10935
Vanguard Energy ETF            COM              92204a306      320     4580 SH       SOLE                     4580
Vanguard Total Stock Market ET COM              922908769    29424   635913 SH       SOLE                   635913
Vanguard Value ETF             COM              922908744      239     6040 SH       SOLE                     6040
Wal-Mart Stores, Inc.          COM              931142103      438     9050 SH       SOLE                     9050
Wellpoint Inc                  COM              94973V107     6704   131740 SH       SOLE                   131740
Wells Fargo & Company          COM              949746101      294    12114 SH       SOLE                    12114
Wyeth                          COM              983024100      629    13849 SH       SOLE                    13849
iShares KLD Select Social Inde COM              464288802      517    12959 SH       SOLE                    12959